Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Total revenues	¥ 65,731,559	$ 9,005,187	¥ 55,617,933	¥ 49,268,561
Point in time
Revenue
Total revenues	62,271,688		52,943,443	47,465,713
Over time
Revenue
Total revenues	3,459,871		2,674,490	1,802,848
Vehicle sales
Revenue
Total revenues	58,234,086	$ 7,978,037	49,257,270	45,506,581
Parts, accessories and after-sales vehicle services
Revenue
Total revenues	3,324,321		2,337,490	1,228,385
Provision of power solution
Revenue
Total revenues	2,100,553		1,666,346	1,016,094
Others
Revenue
Total revenues	¥ 2,072,599		¥ 2,356,827	¥ 1,517,501